Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) - Number of Employees (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of employees	23,472	21,605	19,399
Discontinued operations [member]
Statement Line Items [Line Items]
Number of employees			323
Continuing operations [member]
Statement Line Items [Line Items]
Number of employees	23,472	21,605	19,076
MEXICO
Statement Line Items [Line Items]
Number of employees	5,728	5,139	4,968
ARGENTINA
Statement Line Items [Line Items]
Number of employees	5,569	5,221	4,755
UNITED STATES
Statement Line Items [Line Items]
Number of employees	2,410	1,953	1,636
ITALY
Statement Line Items [Line Items]
Number of employees	2,173	2,088	1,979
ROMANIA
Statement Line Items [Line Items]
Number of employees	1,877	1,870	1,631
BRAZIL
Statement Line Items [Line Items]
Number of employees	1,374	1,382	1,166
COLOMBIA
Statement Line Items [Line Items]
Number of employees	1,106	1,003	750
CANADA
Statement Line Items [Line Items]
Number of employees	1,034	919	473
INDONESIA
Statement Line Items [Line Items]
Number of employees	554	506	509
JAPAN
Statement Line Items [Line Items]
Number of employees	399	410	458
Other geographical areas [member]
Statement Line Items [Line Items]
Number of employees	1,248	1,114	1,074